Loans to third parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Loans to third parties	$ 0	$ 57,433
Fujian Mingzheng Construction Development Ltd [Member]
Financing Receivable, Past Due [Line Items]
Maturities	August 2021 (extended to August 2023, repaid in February 2023)
Interest Rate	4.40%
Loans to third parties	$ 0	14,358
Jinhuo Chen [Member]
Financing Receivable, Past Due [Line Items]
Maturities	January 2021 (extended to January 2024, repaid in February 2023)
Interest Rate	4.40%
Loans to third parties	$ 0	43,075
Shenzhen Ledoufu Information Technology Ltd [Member]
Financing Receivable, Past Due [Line Items]
Maturities	January 2023 (extended to December 2023)
Interest Rate	18.00%
Loans to third parties	$ 0